Investments - Teekay LNG - Marubeni Joint Venture - Additional Information (Detail) (USD $)	1 Months Ended
	Jul. 31, 2013	Feb. 29, 2012 Vessel	Dec. 31, 2014	Dec. 31, 2013
Net Investment Income [Line Items]
Percentage of ownership			16.05%
Long-term Debt			$ 6,736,498,000	$ 6,109,470,000
Interest rate swap agreements [Member]
Net Investment Income [Line Items]
Teekay LNG-Marubeni Joint Venture entered in to an interest rate swap	8 years
Notional amount	160,000,000
Amortizing quarterly over the term of the interest rate swap to million at maturity	70,400,000
Interest rate swap agreements [Member] | Derivative Instrument Interest Payment Period One [Member]
Net Investment Income [Line Items]
LIBOR-based interest for the payment of a fixed rate of interest	2.20%
Interest rate swap agreements [Member] | Derivative Instrument Interest Payment Period Two [Member]
Net Investment Income [Line Items]
LIBOR-based interest for the payment of a fixed rate of interest	2.36%
Teekay LNG-Marubeni Joint Venture [Member]
Net Investment Income [Line Items]
Percentage of ownership		100.00%
Number of vessels		6
Acquisition cost		1,300,000,000
Percentage of ownership		52.00%	52.00%
Long-term Debt			963,000,000
Carrying value of the guarantee liability	$ 700,000		$ 400,000	$ 600,000
Marubeni Corporation [Member]
Net Investment Income [Line Items]
Percentage of ownership		48.00%